Per Share Data (Tables)	12 Months Ended
Mar. 31, 2011
Earnings Per Share Reconciliation

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2009, 2010 and 2011 is as follows:

In fiscal 2009, the diluted EPS calculation excludes convertible bond for 2,299 thousand shares and stock options for 1,227 thousand shares, as they were antidilutive. In fiscal 2010, the diluted EPS calculation excludes convertible bond for 2,475 thousand shares and stock options for 1,411 thousand shares, as they were antidilutive. In fiscal 2011, the diluted EPS calculation excludes stock options for 1,139 thousand shares, as they were antidilutive.

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Income attributable to ORIX Corporation from continuing operations	¥12,991	¥28,984	¥59,063	$710
Effect of dilutive securities—
Expense related to convertible bond	392	1,305	2,393	29

Income from continuing operations for diluted EPS computation	¥13,383	¥30,289	¥61,456	$739

	Thousands of shares
	2009	2010	2011
Weighted-average shares	88,910	101,901	107,489
Effect of dilutive securities—
Conversion of convertible bond	6,472	21,664	24,412
Exercise of stock options	64	86	107

Weighted-average shares for diluted EPS computation	95,446	123,651	132,008

	Yen			U.S. dollars
	2009	2010	2011	2011
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥146.11	¥284.43	¥549.49	$6.61
Diluted	140.21	244.96	465.55	5.60